Annual Total Returns - Fidelity Flex® Intrinsic Opportunities Fund [BarChart] - 07.31 Fidelity Flex Intrinsic Opportunities Fund PRO-06 - Fidelity Flex® Intrinsic Opportunities Fund	Sep. 29, 2020
Bar Chart Table:
Annual Return, Inception Date	Mar. 08, 2017
Fidelity Flex Intrinsic Opportunities Fund-Default
Bar Chart Table:
Annual Return 2018	(6.76%)
Annual Return 2019	17.43%